Related Parties - Schedule of Related Party Transactions (Details) - CNY (¥)		9 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Related Party Transactions [Line Items]
Amount due to related parties		¥ 7,673,110	¥ 8,636,681
Related Party [Member]
Schedule of Related Party Transactions [Line Items]
Total current amount due from related parties		5,857,636
Subtotal		48,116,596	52,002,012
Amount due to related parties			94,199,910
Total amount due to related parties		48,116,596	146,201,922
Continuing franchise fee to Tim Hortons Restaurants International GmbH [Member]
Schedule of Related Party Transactions [Line Items]
Total related party transactions	[1]	47,477,864	51,697,551	¥ 31,882,569
Continuing franchise fee to PLK APAC Pte. Ltd.[Member]
Schedule of Related Party Transactions [Line Items]
Total related party transactions	[1],[2]	957,548	488,633
Upfront franchise fee to Tim Hortons Restaurants International GmbH [Member]
Schedule of Related Party Transactions [Line Items]
Total related party transactions	[2],[3]	10,137,871	27,318,877	23,553,799
Upfront franchise fee to PLK APAC Pte. Ltd [Member]
Schedule of Related Party Transactions [Line Items]
Total related party transactions	[2]	161,984	513,564
Purchase of coffee beans from TDL Group Corp [Member]
Schedule of Related Party Transactions [Line Items]
Total related party transactions	[3]	44,539,371	63,400,907	49,135,749
Services provided by Pangaea Data Tech (Shanghai) Co., Ltd [Member]
Schedule of Related Party Transactions [Line Items]
Total related party transactions	[4]	5,866,415	8,097,359	7,206,906
Provision of management support services to Bobipai (Shanghai) Catering Management Co., Ltd. [Member]
Schedule of Related Party Transactions [Line Items]
Total related party transactions	[5]	1,211,216
Reimbursements from Bobipai (Shanghai) Catering Management Co., Ltd. (“Bobipai (Shanghai)”) [Member]
Schedule of Related Party Transactions [Line Items]
Total related party transactions	[6]	185,097
Issuance of promissory notes Pangaea Three Acquisition Holdings IV, Limited (“Cartesian”) [Member]
Schedule of Related Party Transactions [Line Items]
Total related party transactions	[7]	142,536,000
Amount due from RBI related to Popeyes China Transaction [Member]
Schedule of Related Party Transactions [Line Items]
Total current amount due from related parties	[5]	4,764,645
Amount due from Bobipai (Shanghai) related to management support services [Member]
Schedule of Related Party Transactions [Line Items]
Total current amount due from related parties	[5]	1,092,991
TDL Group Corp [Member]
Schedule of Related Party Transactions [Line Items]
Subtotal	[3]	20,983,264	4,033,513
Tim Hortons Restaurants International GmbH [Member]
Schedule of Related Party Transactions [Line Items]
Subtotal	[1],[2]	24,640,581	44,809,370
Pangaea Data Tech (Shanghai) Co., Ltd [Member]
Schedule of Related Party Transactions [Line Items]
Subtotal	[4]	1,528,811	2,209,363
Cartesian Capital Group, LLC [Member]
Schedule of Related Party Transactions [Line Items]
Subtotal	[6]	963,940	949,766
Pangaea Three Acquisition Holdings IV, Limited [Member]
Schedule of Related Party Transactions [Line Items]
Amount due to related parties			84,779,919
PLK APAC Pte. Ltd.[Member]
Schedule of Related Party Transactions [Line Items]
Amount due to related parties			¥ 9,419,991

[1]	Pursuant to the master development agreement between the Company and THRI, pays continuing franchise fee based on certain percentage of revenue generated from Company owned and operated stores and franchise stores, and such continuing franchise fee was recorded in Franchise and royalty expenses.
[2]	Pursuant to the master development agreement between the Company and THRI, the Company pays upfront franchise fee for each newly opened store to THRI during the term of the master development contract. The amortization expense of upfront franchise fee in the amount of RMB4,765,692, RMB1,837,556 and RMB334,034 for the years ended December 31, 2024, 2023 and 2022, respectively, are included in Franchise and royalty expense financial caption.
[3]	The Company purchased coffee beans from TDL Group Corp. for its daily operation in the amount of RMB44,539,371, RMB63,400,907 and RMB49,135,749 for the year ended December 31, 2024, 2023 and 2022, respectively. The Company sold and recognized coffee beans purchased from TDL Group Corp. for its daily operation in the costs of food and packaging in the amount of RMB53,208,876, RMB72,109,353 and RMB36,862,860 for the year ended December 31, 2024, 2023 and 2022, respectively.
[4]	Pangaea Data Tech (Shanghai) Co., Ltd. (“DataCo”) provides various data maintenance and management services, technical supports and consulting services in support of the operation of the Company RMB600,000, RMB600,000 and RMB550,000 for the years ended December 31, 2024, 2023 and 2022, respectively of purchased services are recognized in other operating expenses, respectively while RMB5,266,415, RMB7,497,359 and RMB6,656,906 are capitalized in property and equipment for the years ended December 31, 2024, 2023 and 2022 respectively.
[5]	On June 28, 2024, the Company disposed Popeyes China operation to PLK APAC Pte. Ltd (Note). The remaining consideration receivables related to the transaction is RMB4,764,645 as of the year end in 2024. As part of Popeyes Disposal, the company is obligated to provide one-off transitioning management support and IT support to Bobipai (Shanghai), in the amount of RMB1,211,216 for the year ended December 31, 2024.
[6]	The company paid reimbursement on behalf of Bobipai (Shanghai) for employee cost and raw material procurement in the amount of RMB185,097 and nil and nil for the year ended December 31, 2024, 2023 and 2022, respectively.
[7]	On March 7, 2024 and March 20, 2024, the Company executed junior promissory notes (as borrower) with Pangaea Three Acquisition Holdings IV, Limited, a Cayman Islands limited liability company and the existing shareholder and a related party of the Company as disclosed (as lender), with principal of US$5 million and US$15 million (equivalent to RMB142,536,000 in total), respectively. The junior promissory notes were due on August 31, 2024. The junior promissory notes carried an annual interest rate equal to the latest one-month term Secured Overnight Financing Rate reference rate as published by the CME Group Benchmark Administration plus 8.0%. On June 28, 2025, the principal and unpaid interest of promissory notes were fully settled in amount of US$20,741,340 through issuance of convertible notes. See Note 3.